Income Taxes - Schedule of the Domestic and Foreign Components of Loss From Operations Before Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
United States					$ (89,525)	$ (107,267)
Foreign					1,338	3,171
Total loss before income taxes	$ (25,552)	$ (12,006)	$ (54,155)	$ (62,949)	$ (88,187)	$ (104,096)